Trade receivables (Tables)	3 Months Ended
Mar. 31, 2024
Trade Receivables
Schedule of statement of financial position details

	March 31, 2024	December 31, 2023
Private sector:
General (i) and special customers (ii)	2,687,984	2,200,921
Agreements (iii)	177,638	839,010

	2,865,622	3,039,931
Government entities:
Municipal	598,602	623,601
Federal	9,938	8,036
Agreements (iii)	658,021	374,372

	1,266,561	1,006,009
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	4,134	4,343
São Caetano do Sul	8,109	45,333
São Caetano do Sul Agreement	76,502	-

Total wholesale customers – Municipal governments	88,745	49,676

Unbilled supply	1,092,167	1,138,316

Subtotal	5,313,095	5,233,932
Allowance for doubtful accounts	(1,376,862)	(1,377,209)

Total	3,936,233	3,856,723

Current	3,590,432	3,584,287
Noncurrent	345,801	272,436

Total	3,936,233	3,856,723

(i)	General customers - residential and small and mid-sized companies;
(ii)	Special customers – large consumers, commercial industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);
(iii)	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements; and
(iv)	Wholesale basis customers - municipal governments. This balance refers to the sale of treated water to municipalities, which are responsible for distributing to, billing, and charging final customers.

Schedule of the aging trade receivables

	March 31, 2024	December 31, 2023

Current	2,852,858	2,723,975
Past-due:
Up to 30 days	573,435	627,986
From 31 to 60 days	265,847	271,476
From 61 to 90 days	189,807	181,639
From 91 to 120 days	142,875	127,421
From 121 to 180 days	304,359	290,610
From 181 to 360 days	179,209	57,289
Over 360 days	804,705	953,536

Total past-due	2,460,237	2,509,957

Total	5,313,095	5,233,932

Schedule of allowance for doubtful accounts

Changes in assets	January to March 2024	January to March 2023

Balance at the beginning of the period	1,377,209	1,428,517
Creation/(reversal) of losses	40,097	(8,449)
Recoveries	(40,444)	(19,627)

Balance at the end of the period	1,376,862	1,400,441

Schedule of estimated reconciliation

Reconciliation of estimated/historical losses at the result	January to March 2024	January to March 2023

Write-offs	(190,285)	(190,138)
(Losses)/reversal with state entities – related parties	(580)	(743)
(Losses)/reversal with the private sector/government entities	(40,097)	8,449
Recoveries	40,444	19,627

Amount recorded as expense (Note 27)	(190,518)	(162,805)

Schedule of registered warrants

Debtor	March 31, 2024	December 31, 2023
Municipality of São Paulo	3,139,801	3,042,927
São Paulo State Government	41,359	-
Municipality of Cachoeira Paulista	15,871	15,456
Municipality of Agudos	13,061	14,964
Other	22,285	11,918
Total	3,232,377	3,085,265